ORDINARY SHARES	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES [Abstract]
ORDINARY SHARES
15	ORDINARY SHARES

The Company's Memorandum and Articles of Association, as amended, authorizes the Company to issue 360,000,000 shares with a par value of USD0.0001 per share.

For the years ended December 31, 2012, 2013 and 2014, the Company issued 368,160, nil and nil ordinary shares, respectively, to employees upon the exercise of vested share options.

On August 19, 2011, the Board of Directors of the Company authorized another share repurchase program (“The 2011 Program”). The 2011 Program allows the Company, from time to time and during a 12-month period starting from August 19, 2011, to purchase up to USD20,000 of its outstanding ordinary shares in the form of ADS from the open market. On December 30, 2014, the Board of Directors of the Company authorized a share repurchase program (“The 2014 Program”). The 2014 Program allows the Company, from time to time and during a 12-month period starting from December 30, 2014, to purchase up to USD5,000 of its outstanding ordinary shares in the form of ADS from the open market. During the years ended December 31, 2012, 2013 and 2014, the Company repurchased 5,370,312, nil and nil of its ordinary shares for a total purchase price of USD6,565 (equivalent to RMB40,899), nil and nil, respectively. As of December 31, 2012, all of shares repurchased under The 2011 Program had been retired.